Trading Derivatives (assets and liabilities) and short positions - Schedule of short positions (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	€ 115,185	€ 79,469	€ 81,167
Short positions
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	22,515	12,236	16,698
Debt securities | Short positions
Financial instruments
Borrowed securities	1,979	825	625
Short sales	19,543	11,022	15,784
Debt securities | Short positions | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Borrowed securities	1,362	825	625
Debt securities | Short positions | Banco Santander (Brasil) S.A.
Financial instruments
Short sales	3,857	1,952	7,085
Debt securities | Short positions | Pierpont Capital Holdings LLC
Financial instruments
Short sales	2,690	0	0
Equity instruments | Short positions
Financial instruments
Borrowed securities	993	389	289
Short sales	0	0	0
Banco Santander, S.A. | Debt securities | Short positions
Financial instruments
Borrowed securities	617	0	0
Short sales	12,902	8,926	8,645
Banco Santander, S.A. | Equity instruments | Short positions
Financial instruments
Borrowed securities	€ 934	€ 318	€ 289